Condensed Statements of Cash Flows (Unaudited) - USD ($)	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (315,547)	$ (2,253,473)	$ (405,061)	$ (667,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on marketable securities held in Trust Account			(915,859)
Interest income earned on marketable securities held in Trust Account		(380,583)	(357,583)
Changes in operating assets and liabilities:
Prepaid expenses and other assets		203,373	181,461
Income tax payable		(570,390)	60,461
Accounts payable and accrued expenses		1,657,978	695,922
Franchise tax payable		6,100	21,512
Net cash used in operating activities		(1,336,995)	(719,147)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment of cash into Trust Account		(443,846)
Cash withdrawn from Trust Account in connection with Class A common stock redemption		5,638,879
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from promissory note – related party		745,000
Cash withdrawn from Trust Account for taxes		678,985	128,489
Net cash provided by investing activities		5,874,018	128,489
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of Class A common stock		(5,638,879)
Net cash used in financing activities		(4,893,879)
NET CHANGE IN CASH		(356,856)	(590,658)
CASH, BEGINNING OF PERIOD		475,870	1,098,573	1,098,573
CASH, END OF PERIOD	1,098,573	119,014	507,915	475,870
Supplemental cash flow information:
Cash paid for income taxes		577,099
Supplemental disclosure of noncash activities:
Accretion of Class A common stock subject to possible redemption		457,083	982,271
Conversion of Class B common to Class A common		(459)
Excise tax liability accrued for Class A common stock redemptions		56,389
Shareholder redemption liability				27,842,747
Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(315,547)			(667,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on marketable securities held in Trust Account	385
Interest income earned on marketable securities held in Trust Account				(2,836,864)
Income tax benefit	(16,868)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(463,151)			254,831
Income tax payable				599,159
Due to Affiliates	3,315
Accounts payable and accrued expenses	14,433			1,638,687
Franchise tax payable	80,324			(80,324)
Net cash used in operating activities	(697,109)			(1,092,247)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash deposited to Trust Account	(178,500,000)			(325,000)
Cash withdrawn from Trust Account for taxes				144,544
Cash withdrawn from Trust Account in connection with redemption				181,516,935
Net cash provided by investing activities	(178,500,000)			181,336,479
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering	172,365,000
Proceeds from working capital loan – related party	55,000			650,000
Payments of notes payable – related party	(55,000)
Proceeds from private placement units	8,850,000
Proceeds from the issuance of Class B common stock to sponsor	25,000
Payment of offering costs	(944,318)
Redemption of Class A common stock				(139,850,961)
Net cash used in financing activities	180,295,682			(139,200,961)
NET CHANGE IN CASH	1,098,573			41,043,271
CASH, BEGINNING OF PERIOD		$ 42,141,844	$ 1,098,573	1,098,573
CASH, END OF PERIOD	1,098,573			42,141,844
Supplemental disclosure of noncash activities:
Deferred underwriting commissions payable charged to additional paid in capital	9,150,000
Accretion of Class A common stock subject to possible redemption	21,096,005			2,417,776
Shareholder redemption liability				$ 27,842,747